Transactions with associates companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions with associates companies [Line Items]
Royalty income	$ 18,638	$ 22,297	$ 20,385
Energy income	3,173	3,181	3,002
Supplies income	890	1,259	27
Minerals income	211	683	1,321
Revenue from mining concessions, property, plant and equipment	0	11	30
Purchase of supplies from related party	55	9	44
Sales of services	20,285	23,661	24,001
Interest income on loans made to related party	114	86	92
Dividends paid to non-controlling shareholders	5,140	6,500	5,560
Energy transmission [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	320	287	393
Engineering service [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	0	0	348
Operation and maintenance [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	280	287	290
Administrative and Management services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	672	359	214
Constructions services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	72	4	0
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	3,649	4,011	7,623
Sociedad Minera Cerro Verde Saa [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	0	29,377	39,169
Transportadora Callao SA [Member]
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans made to related party	114	86	92
Newmont Peru Limited [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends paid to non-controlling shareholders	$ 5,140	$ 6,500	$ 5,560